Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accounts Payable and Accrued Liabilities

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	407,681	759,952	125,535
Accrued operating expenses	973,039	2,279,812	376,598
Tax payable	425,320	428,801	70,833
Interest payable	32,273	108,554	17,932
Distributors’ deposits	68,917	76,925	12,707
Purchase of fixed assets and spare parts	429,520	966,585	159,668
Traffic acquisition costs	366,993	640,643	105,827
Bandwidth costs	180,053	433,647	71,633
Content acquisition costs	236,232	481,461	79,532
Fund collected on behalf of service providers	132,320	370,548	61,210
Payable for business acquisitions	318,050	29,902	4,939
Payable to group-buying merchants	—	229,693	37,943
Others	236,438	555,615	91,782

	3,806,836	7,362,138	1,216,139